Operating Segments - Reconciliation of Revenue of Segments to Statement of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Gross profit	$ (9,259)		$ (69,415)
Salaries and benefits	73,364	$ 16,628	201,555	$ 57,339	$ 71,256	$ 91,626
General and administrative expenses	45,749	29,847	129,983	79,798	120,444	94,757
Premium deficiency reserve expense (benefit)	20,761	(772)	48,661	(16,357)	(17,128)	7,523
Depreciation and amortization	120	138	398	413	555	551
Other expense	0	0	191	0	0	363
Change in fair value of warrants expense	(115,152)	20,029	(66,146)	31,903	80,328	2,909
Interest expense	413	9,268	2,817	25,560	35,990	23,155
Amortization of notes and securities discounts	13	4,408	13,681	14,935
Net loss	$ (34,527)	$ 12,758	$ (400,555)	$ (10,001)	$ (136,392)	$ (363,737)